Warrants (Details Narrative)		12 Months Ended
	Apr. 20, 2023 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		3 years 9 months 7 days	3 years 9 months 7 days	1 year 3 months 3 days
Shares issued		4,906,847	4,906,847	80,000
Payment of cash finder's fee		$ 736	$ 1,000
Number of warrants, Issued	333	333	333
Fair value of warrants | $
Losses on change in fair value of derivatives | $				$ 4,827
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		1 year 2 months 1 day	1 year 2 months 1 day	11 months 12 days
Shares issued		26,847,863	26,847,863
Payment of cash finder's fee | $		$ 1,026,747
Number of warrants, Issued		34,819,200	34,819,200	7,402,726	21,011,038
Fair value of warrants | $	$ 216,777
Warrants [member] | Private Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants, Issued		6,944,590	6,944,590